Business Combinations	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Combinations
Business Combinations

4.    Business Combinations

Meetrics GmbH

On August 31, 2021, the Company acquired all of the outstanding stock of Meetrics GmbH (“Meetrics”). Meetrics was founded in 2008 in Berlin, Germany and is a European-based ad verification provider – offering comprehensive media quality measurement solutions across viewability, fraud, brand safety and suitability. The aggregate net cash purchase price was $24.3 million. This acquisition expands DoubleVerify’s international presence as substantially all of Meetrics’ customer base and business operations are based in Europe, the Middle East, and Africa.

The following table summarizes the preliminary fair value of assets acquired and liabilities assumed as of the acquisition date:

(in thousands)	Acquisition Date
Assets:
Cash and cash equivalents	$1,007
Trade receivables	948
Other assets	96
Property, plant and equipment	27
Intangible assets:
Technology	2,245
Customer relationships	7,208
Trademarks	47
Non-compete agreements	71
Total intangible assets	9,571
Goodwill	17,057
Total assets acquired	$28,706

Liabilities:
Trade payables	$145
Other current liabilities	345
Deferred tax liability	2,886
Total liabilities assumed	3,376
Total purchase consideration	$25,330
Cash acquired	(1,007)
Net cash purchase price	24,323

The acquired intangible assets of Meetrics will be amortized over their estimated useful lives. Accordingly, customer relationships will be amortized over fourteen years, developed technology will be amortized over four years, non-compete agreements will be amortized over two years, and trademarks will be amortized over one year. The total weighted-average useful life of the acquired intangible assets as of September 30, 2021 is 11.4 years. The Company recognized a deferred tax liability of $2.9 million in relation to the intangible assets acquired.

The goodwill and identified intangible assets are not deductible for tax purposes. The Company incurred acquisition-related transaction costs of $0.7 million included in General and Administrative expenses in the Condensed Consolidated Statement of Operations and Comprehensive Income for the three and nine months ended September 30, 2021.

The goodwill associated with Meetrics includes the acquired assembled work force, the value associated with the opportunity to leverage the work force to continue to develop the future generations of verification technology assets, as well as the ability to grow the Company through adding additional customer relationships or new solutions in the future.

The preliminary allocations of the purchase price for Meetrics are subject to revisions as additional information is obtained about the facts and circumstances that existed as of the acquisition date. The revisions may have a significant impact on the accompanying condensed consolidated financial statements. The allocations of the purchase price will be finalized once all information is obtained and assessed, not to exceed one year from the acquisition date.

The acquisition of Meetrics was immaterial to the Company's Condensed Consolidated Financial Statements for the three and nine months ended September 30, 2021 and 2020, and therefore, supplemental information disclosure on an unaudited pro forma basis is not presented.

Zentrick NV

On February 15, 2019, the Company acquired all of the outstanding stock of Zentrick NV (“Zentrick”). Zentrick, headquartered in Ghent, Belgium is a digital video technology company that provides middleware solutions that increase the performance of online video advertising for brand advertisers, advertising platforms and publishers. This acquisition integrates technology into the Company’s suite of products related to advertising viewability specifically on video formats, a growing segment of the advertising market and critical for the delivery of verification services to social platforms and CTV. The aggregate purchase price consists of 1) $23.2 million paid in cash at closing, which excluded closing adjustments of approximately $0.2 million paid in April 2019 2) $0.1 million in holdback payment of which 50% was payable 12 months after the closing date, and the remaining 50% was payable 24 months after the closing date and 3) up to $17.3 million of performance-based deferred payments that comprises two components (the “Zentrick Deferred Payment Terms”). The first component has a $4.0 million maximum payment related to four milestone tranches of $1.0 million each based on achievement of certain product milestones (“technical milestones”). The second component has a total maximum payment of $13.0 million and varies based upon certain revenue targets in fiscal 2019, 2020, and 2021 (“revenue targets”).

Under the Zentrick Deferred Payment Terms, a portion of the technical milestones and revenue targets have been accounted at fair value as contingent consideration in the business combination with the remaining portion being accounted for as compensation expense under ASC 710, Compensation - General.

As of September 30, 2021, the technical milestone and revenue target components of the contingent consideration had a fair value of $1.2 million and $0.5 million, respectively, and is recorded in Contingent Considerations Current in the Condensed Consolidated Balance Sheets. There was no change in fair value in the Condensed Consolidated Statement of Operations and Comprehensive Income for the three months ended September 30, 2021. For the nine months ended September 30, 2021, the Company recorded a $0.1 million unrealized loss for the change in fair value in the Condensed Consolidated Statement of Operations and Comprehensive Income. The Company recorded less than $0.1 million unrealized gain and $0.9 million unrealized gain for the change in fair value in the Condensed Consolidated Statement of Operations and Comprehensive Income for the three and nine months ended September 30, 2020, respectively.

As of September 30, 2021, the technical milestone and revenue target components treated as compensation cost total $1.1 million and is included in Other Current Liabilities in the Condensed Consolidated Balance Sheets. For the three months ended September 30, 2021, there were no charges to the Condensed Consolidated Statements of Operations and Comprehensive Income. For the nine months ended September 30, 2021, less than $0.1 million was charged to the Condensed Consolidated Statements of Operations and Comprehensive Income. Less than $0.1 million and $0.2 million were charged to the Condensed Consolidated Statements of Operations and Comprehensive Income for the three and nine months ended September 30, 2020, respectively.

4. Business Combinations

Ad-Juster, Inc.

On October 29, 2019, the Company acquired all the outstanding stock of Ad-Juster, Inc. (“Ad-Juster”), a cloud-based SaaS provider of unified data reporting and analytics solutions for digital advertising publishers. Ad-Juster products allow publishers to compile, analyze, and share data to maximize digital advertising revenue and streamline digital advertising operations across multiple platforms. Acquiring Ad-Juster creates a holistic measurement and analytics solution across the entire digital ecosystem, enhancing the Company’s current suite of products provided to Supply-Side customers. The purchase price related to this acquisition was $35.5 million in cash which included closing adjustments of approximately $0.2 million paid in February 2020. Upon acquisition, the Company used $1.8 million in cash to pay down Ad-Juster’s vested stock options, which was included in the consideration transferred. The Ad-Juster acquisition was financed with available cash drawn down from the Company’s Prior Delayed Draw Term Loan, as described in Footnote 8, Long-term Debt.

The following table summarizes the final fair value of assets acquired and liabilities assumed as of the acquisition date:

(in thousands)
Assets
Cash and cash equivalents	$2,484
Trade receivables	788
Prepaid expenses and other current assets	163
Property, plant and equipment	151
Intangible assets
Technology	4,750
Trademarks	490
Customer Relationships	1,470
Total Intangible Assets	6,710
Goodwill	28,940
Total assets acquired	$39,236
Liabilities
Deferred tax liabilities	$957
Trade payables	358
Accrued expenses	478
Other current liabilities	131
Total liabilities assumed	1,924
Total purchase consideration	$37,312

The acquired intangible assets of Ad-Juster are amortized over their estimated useful lives. Accordingly, trademark will be amortized over five years, customer relationships will be amortized over ten years and developed technology will be amortized over four to eight years. For the years ended December 31, 2020 and 2019, amortization for the acquired intangible assets was $0.9 million and 0.2 million, respectively. The Company recognized a deferred tax liability of $1.0 million in relation to the intangible assets acquired.

The goodwill and identified intangible assets are not deductible for tax purposes. The Company incurred acquisition-related transaction costs of $1.0 million for the year ended December 31, 2019, which are included in General and administrative expense in the Consolidated Statements of Operations and Comprehensive Income.

The financial results of Ad-Juster were included in the Company’s Consolidated Financial Statements from the date of acquisition and the results included in the periods presented for the acquisition are not material. The pro forma impact of the Ad-Juster acquisition is not material to the Company’s overall consolidated operating results and therefore is not presented.

Zentrick NV

On February 15, 2019, the Company acquired all of the outstanding stock of Zentrick NV (“Zentrick”). Zentrick, headquartered in Ghent, Belgium is a digital video technology company that provides middleware solutions that increase the performance of online video advertising for brand advertisers, advertising platforms and publishers. This acquisition integrates technology into The Company’s suite of products related to advertising viewability specifically on video formats, a growing segment of the advertising market and critical for the delivery of verification services to social platform and connected TV. The aggregate purchase price consists of 1) $23.2 million paid in cash in closing, which excluded closing adjustments of approximately $0.2 million paid in April 2019 2) $0.1 million in holdback payment of which 50% was payable 12 months after the closing date, and the remaining 50% payable 24 months after the closing date 3) up to $17.3 million of performance-based deferred payments comprised of two components. The first component has a $4.0 million maximum payment related to four milestone tranches of $1.0 million each based on achievement of certain product milestones (“technical milestones”). The second component has a total maximum payment of $13.0 million and varies based upon certain revenue targets in fiscal 2019, 2020, and 2021 (“revenue targets”).

Under the terms of the deferred payment, approximately $2.4 million of the technical milestones and $5.6 million of the revenue targets is accounted for as consideration in the business combination, and approximately $1.6 million of the technical milestones and $7.4 million of the revenue targets is compensation expense under ASC 710.

As of December 31, 2020, the technical milestone and revenue target components of the contingent consideration had a fair value of $1.7 million, of which $1.2 million and $0.5 million are recorded in Contingent Considerations Current and Non-Current, respectively, in the Consolidated Balance Sheets. For the year ended December 31, 2020, the Company recorded a $0.9 million unrealized gain for the change in fair value in the Consolidated Statement of Operations and Comprehensive Income. For the year ended December 31, 2019, $1.1 million of unrealized gains were charged to the Statement of Operations and Comprehensive Income. This decrease in fair value is due to actual 2020 revenues falling below the milestone target, a decrease in forecasted 2021 revenues for the 2021 revenue target, and changes in estimates related to the timing of achievement of two of the four technical milestones by approximately 6 months.

As of December 31, 2020, the technical milestone and revenue target components treated as compensation cost total $1.1 million, of which $0.8 million and $0.3 million and are included in Other Current Liabilities and Other Non-Current Liabilities, respectively, in the Consolidated Balance Sheets. For the year ended December 31, 2020, $0.2 million were charged to and classified as Product development expense in the Consolidated Statements of Operations and Comprehensive Income respectively. For the year ended December 31, 2019, $1.7 million were charged to and classified as Product development expense in the Statement of Operations and Comprehensive Income.

The following table summarizes the components of purchase price that constitutes the consideration transferred:

(in thousands)
Cash	$23,417
Fair value of contingent consideration — technical milestones	2,319
Fair value of contingent consideration — revenue targets	2,370
Fair value of deferred payment	100
Total	$28,206

The following table summarizes the fair value of assets acquired and liabilities assumed as of the acquisition date:

(in thousands)
Assets
Cash and cash equivalents	$724
Trade receivables	454
Other assets	164
Intangible assets
Technology	4,700
Customer Relationships	150
Total Intangible Assets	4,850
Goodwill	24,241
Total assets acquired	$30,433
Liabilities
Deferred tax liabilities	$1,431
Trade payables	117
Other current liabilities	679
Total liabilities assumed	2,227
Total purchase consideration	$28,206

The acquired intangible assets of Zentrick are amortized over their estimated useful lives. Accordingly, customer relationships will be amortized over five years and developed technology will be amortized over five years. For the year ended December 31, 2020 and 2019, amortization for the acquired intangible assets was $1.0 and $0.8 million, respectively. The Company recognized a deferred tax liability of $1.4 million in relation to the intangible assets acquired.

The goodwill and identified intangible assets are not deductible for tax purposes. The Company incurred acquisition-related transaction costs of $0.6 million for the year ended December 31, 2019, which are included in General and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income.

The financial results of Zentrick were included in the Company’s Consolidated Financial Statements from the date of acquisition and the results included in the periods presented for the acquisition are not material. The pro forma impact of the Zentrick acquisition is not material to the Company’s overall consolidated operating results and therefore is not presented.

Leiki Oy

On December 27, 2018, the Company acquired all of the outstanding stock of Leiki Oy (“Leiki”). Leiki is headquartered in Helsinki, Finland and provides contact and contextual classification services in multiple languages for digital text and video data to brands and publishers worldwide. This acquisition expands contextual targeting into programmatic segments and provides content classification to publishers for greater optimization. The aggregate purchase price consists of 1) $13.1 million paid in closing in cash 2) working capital adjustment to be paid within 1 year, and 3) holdback payment of approximately $4.1 million of which 50% is payable 12 months after the closing date, and the remaining 50% payable 18 months after the closing date. Upon acquisition, the Company used $0.6 million in cash to pay down Leiki’s vested stock options, which was included in the consideration transferred.

The total consideration transferred was $17.8 million. The cash consideration transferred was $13.9 million, including closing adjustments of $0.2 million that was paid in 2019. The holdback payment is not contingent on a future event occurring or condition being met but based solely on the passage of time, therefore the holdback payment is not accounted for as a contingent consideration. The holdback payment is initially measured at fair value on the acquisition date and the deferred payment is included in the total cash consideration transferred. During the year ended December 31, 2019, the company paid $2.0 million, and therefore the deferred payment balance was $2.0 million and $3.9 million as of December 31, 2019 and 2018, respectively, which is presented in liabilities in the Consolidated Balance Sheets. The remaining deferred payment of $2.0 million was fully paid during the year ended December 31, 2020.

The following table summarizes the components of purchase price that constitutes the consideration transferred:

(in thousands)
Cash	$13,865
Fair value of deferred payments	3,932
Total	$17,797

The following table summarizes the fair value of assets acquired and liabilities assumed as of the acquisition date:

(in thousands)
Assets
Cash and cash equivalents	$2,240
Trade receivables	595
Property, plant and equipment	6
Intangible assets
Technology	3,000
Customer Relationships	100
Total Intangible Assets	3,100
Goodwill	13,909
Total assets acquired	$19,850
Liabilities
Deferred tax liabilities	$912
Trade payables	607
Accrued expenses	534
Total liabilities assumed	2,053
Total purchase consideration	$17,797

The acquired intangible assets of Leiki are amortized over their estimated useful lives. Accordingly, customer relationships will be amortized over five years and developed technology will be amortized over five years. Amortization for the acquired intangible assets was $0.6 million each for the years ended December 31, 2020 and 2019, and nil for the year ended December 31, 2018. The Company recognized a deferred tax liability of $0.9 million in relation to the intangible assets acquired.

The goodwill and identified intangible assets are not deductible for tax purposes. The Company incurred acquisition-related transaction costs of $0.5 million for the year ended December 31, 2018, which are included in General and administrative expenses in the Consolidated Statements of Operations and Comprehensive Income.

The financial results of Leiki Oy were included in the Company’s Consolidated Financial Statements from the date of acquisition and the results included in the periods presented for the acquisition are not material. The pro forma impact of the Leiki acquisition is not material to the Company’s overall consolidated operating results and therefore is not presented.

The goodwill associated with the Company’s acquisitions include the acquired assembled work force, the value associated with the opportunity to leverage the work force to continue to develop the technology assets, as well as the ability to grow the Company through adding additional customer relationships or new solutions in the future.